File No. 333-14851
CIK #897012


                   Securities and Exchange Commission
                      Washington, D. C. 20549-1004


                             Post-Effective
                             Amendment No. 1


                                   to
                                Form S-6



          For Registration under the Securities Act of 1933 of
           Securities of Unit Investment Trusts Registered on
                               Form N-8B-2



     Van Kampen American Capital Equity Opportunity Trust, Series 45
                          (Exact Name of Trust)


             Van Kampen American Capital Distributors, Inc.
                        (Exact Name of Depositor)

                           One Parkview Plaza
                    Oakbrook Terrace, Illinois 60181
      (Complete address of Depositor's principal executive offices)


Van Kampen American Capital Distributors, Inc.  Chapman and Cutler
Attention:  Don G. Powell                       Attention: Mark J. Kneedy
One Parkview Plaza                              111 West Monroe Street
Oakbrook Terrace, Illinois 60181                Chicago, Illinois 60603
            (Name and complete address of agents for service)


    ( X ) Check  if it is proposed that this filing will become effective on December 24, 1997 pursuant to paragraph (b) of Rule 485.
VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 45

Brand Name Equity Trust, Series 3

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two. Please retain both parts of this Prospectus for future reference.

THE TRUST

The Van Kampen American Capital Equity Opportunity Trust, Series 45 (the " Fund" ) is comprised of one unit investment trust, Brand Name Equity Trust, Series 3 (the "Trust" or "Brand Name Equity Trust" ). The Brand
Name Equity Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, portfolio of the equity securities issued by companies diversified within the non-durable consumer goods industry including common stocks of foreign issuers. Unless terminated earlier, each Trust will terminate on November 16, 2001 and any securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his Units.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Income and Capital Accounts, plus the applicable sales chargedivided by the number of Units outstanding as described herein. See "Summary of Essential Financial Information" in the Part One.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is December 24, 1997

Van Kampen American Capital

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 45
Brand Name Equity Trust, Series 3
Summary of Essential Financial Information
As of September 26, 1997

   Sponsor:   Van Kampen American Capital Distributors, Inc.
Supervisor:   Van Kampen American Capital Investment Advisory Corp.
              (An Affiliate of the Sponsor)
 Evaluator:   American Portfolio Evaluation Services
              (A division of an affiliate of the Sponsor)
   Trustee:   The Bank of New York


                                                                                                              Brand Name
                                                                                                            Equity Trust
                                                                                                     -------------------
General Information
Number of Units.....................................................................................       6,336,141.446
Fractional Undivided Interest in Trust per Unit.....................................................     1/6,336,141.446
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>.................................................... $        74,204,480
 Aggregate Value Securities per Unit (including accumulated dividends).............................. $             11.63
Maximum Sales Charge................................................................................ $               .55
Less Deferred Sales Charge.......................................................................... $             (.06)
 Public Offering Price per Unit <F2><F3>............................................................ $             12.12
Redemption Price per Unit........................................................................... $             11.57
Secondary Market Repurchase Price per Unit.......................................................... $             11.57
Excess of Public Offering Price per Unit over Redemption Price per Unit............................. $               .55

Supervisor's Annual Supervisory Fee............Maximum of $.0025 per Unit
Evaluator's Annual Fee.........................Maximum of $.0025 per Unit
Evaluation Time................................4:00 p.m. New York time
Date of Deposit................................November 19, 1996
Mandatory Termination Date.....................November 16, 2001
                                               The Trust may be terminated if the net asset value of the Trust is less then
                                               $500,000 unless the net asset value of the Trust deposits has exceeded $15,000,000, then the Trust Agreement may be terminated if the net asset value of the Trust is
Minimum Termination Value......................less than $3,000,000.
Estimated Annual Dividends per Unit............$.18326
Trustee's Annual Fee...........................$.008 per Unit
Estimated Annual Organizational Expenses<F4>...$.0015 per Unit
Income Distribution Record Date................TENTH day of March, June, September, and December.
Income Distribution Date.......................TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date....................TENTH day of December.
Capital Account Distribution Date..............TWENTY-FIFTH day of December.

----------

<F1>Equity Securities listed on a national securities exchange are valued at the closing sale price, or if the Equity Securities are not so listed, at the bid price thereof.

<F2>Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts

<F3>The Maximum Sales Charge consists of an initial sales charge and a deferred sales charge. The initial sales charge is applicable to all Units and represents an amount equal to the difference between the Maximum Sales Charge of 4.5% of the Public Offering Price and the amount of the maximum deferred sales charge of $0.20 per Unit. Subsequent to the Initial Date of Deposit, the amount of the initial sales charge will vary with changes in the aggregate value of the Securities in the Trust. In addition to the initial sales charge, Unitholders will pay a deferred sales charge of $0.0333 per Unit per month which will begin accruing on a daily basis on May 19, 1997 and will continue to accrue through November 18, 1997. The monthly deferred sales charge will be charged to the Trust, in arrears, commencing June 19, 1997 and will be charged on the 19th day of each month thereafter through November 19, 1997. Units purchased subsequent to the initial deferred sales charge payment will be subject only to the portion of the deferred sales charge payments not yet collected. These deferred sales charge payments will be paid from funds in the Capital Account, if sufficient, or from the periodic sale of Securities. The total maximum sales charge will be 4.5% of the Public Offering Price (4.712% of the aggregate value of the Securities in the Trust less the deferred sales charge). Commencing on November 19, 1997, the secondary market sales charge will not include deferred payments but will instead include only a one-time initial sales charge of 4.0% of the Public Offering Price and will be reduced by .5 of 1% on each subsequent November 19, to a minimum sales charge of 3.0%. See "Public Offering Price."

<F4>The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states. the initial audit of the portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising material and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over the life of the Trust. See "Expenses of the Trust" in Part Two and "Statement of
Condition." Historically, the sponsors of unit investment trusts have paid all the costs of establishing such trusts. Estimated Annual Organizational Expenses have been estimated based on a projected trust size of $70,000,000. To the extent the Trust is larger or smaller, the actual organizational expenses paid by the Trust (and therefore by Unitholders) will vary from the estimated amount set forth above.

PORTFOLIO

The Brand Name Equity Trust consists of 31 different issues of Equity Securities, all of which on the date of deposit were primarily issued by established companies with extensive domestic and international operations that were engaged in the design, production, and distribution of products within the non-durable consumer goods industry, including common stocks of foreign issuers. Each issue, as of the Initial Date of Deposit, represented approximately the same dollar value of a portfolio since the Sponsor utilized a dollar weighted average approach in acquiring such Equity Securities.

PER UNIT INFORMATION

                                                                                                                      1997
                                                                                                                      -------------
Net asset value per Unit at beginning of period...................................................................... $        9.76
                                                                                                                      =============
Net asset value per Unit at end of period............................................................................ $       11.15
                                                                                                                      =============
Distributions to Unitholders of investment income including dividend income on Units redeemed (average Units
outstanding for entire period)....................................................................................... $        0.22
                                                                                                                      =============
Distributions to Unitholders from Security redemption proceeds (average Units outstanding for entire period)......... $        ----
                                                                                                                      =============
Unrealized appreciation (depreciation) of Securities (per Unit outstanding at end of period)......................... $        1.21
                                                                                                                      =============
Units outstanding at end of period...................................................................................     6,441,130

----------

<F1>For the period from November 19, 1996 (date of deposit) through August 31,
1997.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of Van Kampen American Capital Equity Opportunity Trust, Series 45 (Brand Name Equity Trust, Series 3):

We have audited the accompanying statement of condition (including the analyses of net assets) and the related portfolio of Van Kampen American Capital Equity Opportunity Trust, Series 45 (Brand Name Equity Trust, Series
3) as of August 31, 1997 and the related statements of operations and changes in net assets for the period from November 19, 1996 (date of deposit) through August 31, 1997. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at August 31, 1997 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Van Kampen American Capital Equity Opportunity Trust, Series 45 (Brand Name Equity Trust, Series 3) as of August 31, 1997, and the related statements of operations and changes in net assets for the period from November 19, 1996 (date of deposit) through August 31, 1997, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
October 17, 1997

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST
SERIES 45
Statements of Condition
August 31, 1997

                                                                                                   Brand
                                                                                                    Name
                                                                                                  Equity
                                                                                                   Trust
                                                                                          --------------
Trust property
 Cash.................................................................................... $      238,567
 Securities at market value, (cost $63,900,551) (note 1).................................     71,712,445
 Accumulated dividends...................................................................        106,320
 Receivable for securities sold..........................................................         17,501
Organizational Costs                                                                      $       64,186
                                                                                          ==============
Liabilities and interest to Unitholders                                                       72,139,019
 Redemptions payable.....................................................................        339,510
 Interest to Unitholders.................................................................     71,799,509
                                                                                          $   72,139,019
                                                                                          ==============
Analyses of Net Assets
Interest of Unitholders (6,441,130 Units of fractional undivided interest outstanding)
 Cost to original investors of 6,767,858 Units (note 1).................................. $   70,657,373
 Less initial underwriting commission (note 3)...........................................      3,209,434
                                                                                          --------------
                                                                                              67,447,939
 Less redemption of 326,728 Units........................................................      3,853,457
                                                                                          --------------
                                                                                              63,594,482
Undistributed net investment income
 Net investment income...................................................................        805,970
 Less distributions to Unitholders.......................................................      1,190,227
                                                                                          --------------
                                                                                               (384,257)
 Realized gain (loss) on Security sale or redemption.....................................        777,390
 Unrealized appreciation (depreciation) of Securities (note 2)...........................      7,811,894
 Distributions to Unitholders of Security sale or redemption proceeds....................             --
 Net asset value to Unitholders.......................................................... $   71,799,509
                                                                                          ==============
Net asset value per Unit (6,441,130 Units outstanding)................................... $        11.15
                                                                                          ==============

The accompanying notes are an integral part of these statements

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 45
Statements of Operations
Period from November 19, 1996 (date of deposit) through
August 31, 1997

                                                                       1997
                                                                      -------------
Investment income
 Dividend income..................................................... $     867,216
Expenses
 Trustee fees and expenses...........................................        35,602
 Evaluator fees......................................................         7,946
 Supervisory fees....................................................         7,823
 Organizational fees.................................................         9,875
                                                                      -------------
 Total expenses......................................................        61,246
                                                                      -------------
 Net investment income...............................................       805,970
Realized gain (loss) from Securities sale or redemption
 Proceeds............................................................     4,324,778
 Cost................................................................     3,547,388
                                                                      -------------
 Realized gain (loss)................................................       777,390
Net change in unrealized appreciation (depreciation) of Securities...     7,811,894
                                                                      -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS......$   9,395,254
                                                                      =============

Statements of Changes in Net Assets
Period from November 19, 1996 (date of deposit) through
August 31, 1997

                                                                               1997
                                                                              ---------------
Increase (decrease) in net assets
Operations:
 Net investment income....................................................... $       805,970
 Realized gain (loss) on Securities sale or redemption.......................         777,390
 Net change in unrealized appreciation (depreciation) of Securities..........       7,811,894
                                                                              ---------------
 Net increase (decrease) in net assets resulting from operations.............       9,395,254
Distributions to Unitholders from:
 Net investment income.......................................................     (1,190,227)
 Securities sale or redemption proceeds......................................            ----
Redemption of Units                                                               (3,853,457)
                                                                              ---------------
 Total increase (decrease)...................................................       4,351,570
Net asset value to Unitholders
 Beginning of period.........................................................         146,494
 Additional Securities purchased from proceeds of Unit Sales.................      67,301,445
                                                                              ---------------
 End of period (including undistributed net investment income of $384,257)... $    71,799,509
                                                                              ===============

The accompanying notes are an integral part of these statements.

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES  45
PORTFOLIO as of August 31, 1997

                                                                          Valuation of Securities
                                                                          at
Number                                                                    August 31,
of                                                      Market Value      1997
Shares       Name of Issuer                             Per Share         (Note 1)
------------ ----------------------------------------- ----------------- ----------------------------
31,959       American Home Products Corporation                $ 72.0000 $                  2,301,048
-----------------------------------------------------------------------------------------------------
48,583       Anheuser-Busch Companies, Incorporated              42.6250                    2,070,850
-----------------------------------------------------------------------------------------------------
35,367       Avon Products, Incorporated                         64.0625                    2,265,698
-----------------------------------------------------------------------------------------------------
36,636       Bristol-Myers Squibb Company                        76.0000                    2,784,336
-----------------------------------------------------------------------------------------------------
48,577       Campbell Soup Company                               46.3750                    2,252,758
-----------------------------------------------------------------------------------------------------
18,768       Clorox Company                                     131.2500                    2,463,300
-----------------------------------------------------------------------------------------------------
38,360       The Coca-Cola Company                               57.3125                    2,198,508
-----------------------------------------------------------------------------------------------------
42,640       Colgate-Palmolive Company                           62.7500                    2,675,660
-----------------------------------------------------------------------------------------------------
25,153       CPC International, Incorporated                     89.1250                    2,241,761
-----------------------------------------------------------------------------------------------------
24,295       Eastman Kodak Company                               65.3750                    1,588,286
-----------------------------------------------------------------------------------------------------
33,680       General Mills, Incorporated                         64.1250                    2,159,730
-----------------------------------------------------------------------------------------------------
27,284       Gillette Company                                    82.8125                    2,259,456
-----------------------------------------------------------------------------------------------------
54,109       Heinz (H.J.) Company                                41.6250                    2,252,287
-----------------------------------------------------------------------------------------------------
39,636       Johnson & Johnson                                   56.6875                    2,246,866
-----------------------------------------------------------------------------------------------------
58,806       Kellogg Company                                     44.7500                    2,631,568
-----------------------------------------------------------------------------------------------------
46,874       Liz Claiborne, Incorporated                         44.5625                    2,088,823
-----------------------------------------------------------------------------------------------------
67,746       Mattel, Incorporated                                33.4375                    2,265,257
-----------------------------------------------------------------------------------------------------
41,346       McDonald's Corporation                              47.3125                    1,956,183
-----------------------------------------------------------------------------------------------------
24,723       Merck & Company, Incorporated                       91.8125                    2,269,880
-------------------------------------------------------------------------
52,422       Nabisco Holdings Corporation                        41.5000                    2,175,513
-----------------------------------------------------------------------------------------------------
35,799       Nestle, S.A.                                        58.6250                    2,098,716
-----------------------------------------------------------------------------------------------------
35,799       Nike, Incorporated Class B                          53.3750                    1,910,772
-----------------------------------------------------------------------------------------------------
63,067       PepsiCo, Incorporated                               36.0000                    2,270,412
-----------------------------------------------------------------------------------------------------
18,768       The Proctor & Gamble Company                       133.0625                    2,497,317
-----------------------------------------------------------------------------------------------------
51,143       Sara Lee Corporation                                40.2500                    2,058,506
-----------------------------------------------------------------------------------------------------
57,969       Schering-Plough Corporation                         48.0000                    2,782,512
-----------------------------------------------------------------------------------------------------
11,939       Unilever NV                                        201.2500                    2,402,724
-----------------------------------------------------------------------------------------------------
28,130       The Walt Disney Company                             76.8125                    2,160,736
-----------------------------------------------------------------------------------------------------
28,130       Warner-Lambert Company                             127.0625                    3,574,268
-----------------------------------------------------------------------------------------------------
97,142       Wendy's International, Incorporated                 24.0625                    2,337,479
-----------------------------------------------------------------------------------------------------
34,086       Wrigley (WM) Jr. Company                            72.5000                    2,471,235
1,258,936                                                                  $               71,712,445
============                                                              ===========================

The accompanying notes are an integral part of these statements.

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST
SERIES 45
Notes to Financial Statements
August 31, 1997

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the closing sales price, or if no such price exists or if the Equity Securities are not listed, at the bid price thereof.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange or the relevent stock exchange, on the closing sale prices on the exchange. The cost was determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

Organizational Costs - The Trust will bear all or a portion of its organizational costs, which will be deferred and amortized over the life of the Trust.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at August 31, 1997 is as follows:

                                  Brand Name
                                Equity Trust
                            ----------------
Unrealized Appreciation     $      8,469,141
Unrealized Depreciation            (657,247)
                            ----------------
                            $      7,811,894
                            ================

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.5% of the Public Offering Price which is equivalent to 4.712% of the aggregate offering price of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge equal to the difference between the maximum total sales charge of 4.5% of the Public Offering Price and the maximum deferred sales charge for the Trust ($0.20 per Unit) and will be assessed or deferred sales charge of $0.0333 per Unit on each of the remaining deferred sales charge payment dates. Effective on each November 19, commencing November 19, 1997, the secondary sales charge will not include deferred payments but will instead include only a one-time initial sales charge of 4.0% of the Public Offering Price and will decrease by
 .5 of 1% to a minimum sales charge of 3.0%.

Compensation of Evaluator and Supervisor - the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended August 31, 1997, 326,728 Units were presented for redemption.

                  Contents of Post-Effective Amendment
                        to Registration Statement

     This   Post-Effective   Amendment  to  the  Registration   Statement
comprises the following papers and documents:


                            The facing sheet


                             The prospectus


                             The signatures


                 The Consent of Independent Accountants
                               Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 45, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 24th day of December, 1997.

                         Van Kampen American Capital Equity Opportunity
                            Trust, Series 45
                            (Registrant)

                         By Van Kampen American Capital Distributors,
                            Inc.
                            (Depositor)


                         By Gina Costello
                            Assistant Secretary

(Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on December 24, 1997 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

 Signature                  Title

Don G. Powell         Chairman and Chief           )
                        Executive Officer          )

William R. Molinari   President and Chief Operating)
                        Officer                    )

Ronald A. Nyberg      Executive Vice President and )
                        General Counsel            )

William R. Rybak      Senior Vice President and    )
                        Chief Financial Officer    )


Gina Costello                                      ) (Attorney in Fact)*
____________________

* An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen American Capital Equity Opportunity Trust, Series 64 (File No. 333-33087) and the same are hereby incorporated herein by this reference.